Party-in-interest and Related Party Transactions Text Block (Details) - Disney Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend Income Receivable		$ 7,265,658	$ 5,279,436
The Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees Paid		1,501,246
Dividend Income		11,618,852
Employer
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative Expenses		1,352,276
Employer | Subsequent Event
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative Expenses	$ 369,185
Participant
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Liability to Employer		39,391,888
Payments from Participant on Borrowings		$ 34,550,131